USAA(R) logo appears here.




                               USAA S&P 500
                                          INDEX Fund



                                      [Picture appears here.]



                               Annual Report

--------------------------------------------------------------------------------
December 31, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 8

      PORTFOLIO HIGHLIGHTS                                            13

      FINANCIAL INFORMATION

         Distributions to Shareholders                                15

         Independent Auditors' Report                                 16

         Portfolio of Investments                                     17

         Notes to Portfolio of Investments                            31

         Statement of Assets and Liabilities                          32

         Statement of Operations                                      33

         Statements of Changes in Net Assets                          34

         Notes to Financial Statements                                35

         Directors' Information                                       44

2

USAA
--------------------------------------------------------------------------------
                         Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                      MONEY MARKET                 INDEX
--------------------------------------------------------------------------------

    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
        Growth                       TAXABLE BOND            ASSET ALLOCATION
                              --------------------------------------------------
     Growth & Income
                                      GNMA Trust            Balanced Strategy
      Income Stock
                               High-Yield Opportunities    Cornerstone Strategy
     International
                                        Income           Growth and Tax Strategy
    Precious Metals
      and Minerals              Intermediate-Term Bond       Growth Strategy
  (ON OCTOBER 1, 2001,
  THE FUND'S NAME WAS              Short-Term Bond           Income Strategy
  CHANGED FROM GOLD TO
PRECIOUS METALS AND MINERALS.)---------------------------
                                   TAX-EXEMPT BOND
                              ---------------------------
 Science & Technology
                                      Long-Term
    Small Cap Stock
                                   Intermediate-Term
        Value
                                     Short-Term
    World Growth
                                   State Bond/Income

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. The practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX 78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA S&P 500 INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                           from the PRESIDENT





[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]

                                                   "
                                             A BLEND OF BOTH

                                     APPROACHES-INDEXING AND ACTIVE

                                      MANAGEMENT-CAN BE A USEFUL

                                           INVESTMENT STRATEGY.
                                                   "

--------------------------------------------------------------------------------

               By most measures, 2001 was disappointing for equity investors. Still, the stock market was remarkably resilient in the wake of September 11th. Although the Dow Jones Industrial Average declined 14.26% during the week after trading reopened, the market had recovered its losses by year end. Investors, however, remain skeptical that the market will sustain its recovery, and prices were weaker by the end of your Fund's annual report period.

               The current uncertainty makes prudent investing all the more important; investors would be well-advised to use a variety of strategies to reduce risk and maximize returns. One such approach is to combine index investing with active management. Each has advantages and drawbacks.

               As you know, an index fund is a mutual fund that holds a portfolio of securities designed to match the performance of a particular index. For example, an S&P 500 index fund includes stocks found in the Standard & Poor's 500 Stock Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

               When you invest in an index fund, your returns will be similar to the returns of the underlying market. Potential benefits of

....CONTINUED
--------------------------------------------------------------------------------


               index funds include lower costs and tax efficiency. In most cases, fund managers only trade securities when the index itself changes. The risk of indexing comes during market corrections or company failures. When the market or a particular stock included in the index falters, so will the index.

               That's where active management comes in. An actively managed mutual fund is one in which portfolio managers make decisions about what to buy and sell based on their evaluation of issues ranging from economic conditions to the health of a company's balance sheet. Their goal is to make the most of opportunities and to minimize the impact of market fluctuations.

               A blend of both approaches--indexing and active management--can be a useful investment strategy, and USAA can help provide this balance. But whatever strategy you choose, you will always benefit from patience--and a personalized asset allocation and diversification plan. On behalf of the entire team at USAA, I would like to thank you for trusting us to help you determine and plan your investment goals. We will continue to work hard on your behalf.

               Sincerely,


               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. - THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. - THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. - FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

6

INVESTMENT
--------------------------------------------------------------------------------
                           OVERVIEW


USAA S&P 500 INDEX FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the S&P 500 Index.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               At least 80% of the Fund's assets will be invested in stocks of companies composing the S&P 500 Index.


--------------------------------------------------------------------------------
                                         12/31/01               12/31/00
--------------------------------------------------------------------------------
 Net Assets                           $2,902.2 Million       $2,985.5 Million
 Net Asset Value Per Share                 $17.26                $19.91

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------
   1 YEAR                   5 YEARS                SINCE INCEPTION ON 5/1/96
  -12.09%                    10.49%                          12.24%*

*INCLUDES THE $10 ANNUAL MAINTENANCE FEE THROUGH DECEMBER 31, 1996.


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/96 through 12/31/01. The data points from the graph are as follows:

                    USAA S&P 500
                     INDEX FUND              S&P 500 INDEX
                   --------------            -------------

05/02/1996             $10,000                 $10,000
06/30/1996              10,442                  10,467
12/31/1996              11,669                  11,688
06/30/1997              14,057                  14,095
12/31/1997              15,523                  15,585
06/30/1998              18,249                  18,345
12/31/1998              19,966                  20,039
06/30/1999              22,402                  22,519
12/31/1999              24,094                  24,252
06/30/2000              23,956                  24,149
12/31/2000              21,861                  22,046
06/30/2001              20,359                  20,572
12/31/2001              19,218                  19,431

DATA FROM 5/2/96* THROUGH 12/31/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that the difference is barely visible on the graph. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.


               S&P 500(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

               * DATE THE FUND INITIALLY  INVESTED IN SECURITIES  REPRESENTED BY
                 THE INDEX.

8

MANAGER'S
--------------------------------------------------------------------------------
                           COMMENTARY on the Fund


               The year ending December 31, 2001, continued one of the worst periods for the U.S. equity markets. The USAA S&P 500 Index Fund finished the period with a -12.09% return, compared to a -11.88% return for its benchmark, the S&P 500 Index. A review of index performance and market highlights for each quarter follows.


FIRST QUARTER REVIEW
--------------------------------------------------------------------------------

               The market's first-quarter performance resulted in the worst quarterly performance for the S&P 500 Index since the third quarter of 1990 and the worst start to a year since the 16.9% decline during the first quarter of 1939. Despite three interest rate cuts by the Federal Reserve Board (the Fed) totaling 1.5%, the decline that was sparked by a sharp inventory correction in technology and telecommunication companies broadened to affect most industries. This caused 328 issues in the index to decline; only 171 advanced and one remained unchanged. Following the trend of 2000, value stocks continued to outperform growth stocks in the quarter.

               Sector performance was generally negative, with the best performance coming from transportation and consumer cyclicals, up less than 1% each. Declining sectors were led by technology with a -25.42% return, which accounted for almost half of the index's performance over the quarter. Health care and capital goods followed, returning -14.93% and -13.55%, respectively. Best-performing stocks were Advanced Micro Devices (92.14%),



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 7 FOR THE S&P 500 INDEX DEFINITION.

....CONTINUED
--------------------------------------------------------------------------------


               Dillard's  Inc.   (86.08%),   and  Kmart  Corporation   (76.94%).
               Declining issues were led by Applied Micro Circuits (-78.01%), Network Appliances (-73.81%), and Q-Logic Corporation (-70.78%).


SECOND QUARTER REVIEW
--------------------------------------------------------------------------------

               Equity markets rebounded in the second quarter for the first positive quarterly performance since the first quarter of 2000.
               Equities performed better as the Fed continued its policy of monetary easing in an effort to stimulate the economy. The Fed lowered rates three more times during the second quarter for a total of 1.25%. Mid-cap and small-cap stocks performed better than large-cap stocks during the quarter. Large-cap growth outperformed large-cap value for the first time since the second quarter of 2000.

               Sector performance was much more balanced than in the first quarter, with the best performance coming from a rebound in capital goods (12.16%) and technology (12.12%). These two sectors accounted for more than half of this quarter's performance. The worst-performing sector was utilities, which returned -4.61%. Because of the stronger performance of technology stocks relative to interest-sensitive holdings, the technology sector regained its position as the largest weight in the S&P 500 Index, followed by financials. Best-performing stocks included Q-Logic Corporation, one of the worst performers in the previous quarter (186.44%); Peoplesoft Inc. (110.05%); and



               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-30.

10

....CONTINUED
--------------------------------------------------------------------------------
                           COMMENTARY on the Fund


               Enterasys Networks (77.13%). The worst stock performers all came from the information technology and telecommunications services sectors. Tellabs Inc. (-52.37%), Lucent Technologies (-37.60%), and Global Crossing (-35.95%) led declining issues.


THIRD QUARTER REVIEW
--------------------------------------------------------------------------------

               The S&P 500 Index returned -14.68% during the third quarter--its biggest drop since 1987--as equity markets reeled from a weakening economy and negative investor psychology resulting from the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. Continuing the trend of the second quarter, large-cap growth stocks returned -13.26%, outperforming large-cap value stocks, which returned -16.16%. Over the nine-month period, large-cap growth continued to underperform large-cap value by more than 4%.

               The anticipated negative economic impact from the terrorist attacks resulted in the longest shutdown of U.S. markets since the Great Depression and added to the prevailing bearish sentiment already affecting the markets. After the markets reopened, they suffered their worst weekly performance since 1933. The attacks resulted in falling consumer confidence on the heels of increasing job cuts and slowed manufacturing. The Fed continued its policy of monetary easing in attempts to offset the slowdown.





               ENTERASYS NETWORKS AND GLOBAL CROSSING WERE SOLD OUT OF THE FUND BEFORE THE END OF THE PERIOD.

....CONTINUED
--------------------------------------------------------------------------------


               The best sector performance came from health care (2.90%), which was the only sector to show a gain. Declining sectors were once again led by technology, which returned -32.61%. This decline accounted for almost one-half of the index's performance over the quarter, followed by capital goods (-20.69%) and transportation (-19.61%). Financials, the largest sector with an 18.3% weighting, returned -12.95%. Stocks with the greatest negative impact on this quarter's performance included Microsoft (-29.90%), General Electric (-23.10%), and AOL Time Warner, Inc. (-37.55%). These three stocks alone contributed to more than 2.7% of the index's decline.


FOURTH QUARTER REVIEW
--------------------------------------------------------------------------------

               Equities rebounded strongly during the quarter from the low set after the September 11 terrorist attacks. For the quarter, the S&P 500 Index was up 10.70% to a level of 1148.08; however, for the full year the index returned -11.88%. This decline was the worst annual decline since 1974 and the first two-year decline since the mid-1970s. During the quarter, stocks rallied as investors' worst fears for a sharp economic decline did not come to fruition. The Fed's interest rate cuts totaled 11 for the year. However, the U.S. economy slipped into recession as the excesses of the late 1990s continued to weigh heavily on investors.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-30.

12

....CONTINUED
--------------------------------------------------------------------------------
                           COMMENTARY on the Fund


               Fourth-quarter sector performance was generally positive, with the only decline posted in the communication services sector (-10.12%). The best sector performance came from technology (34.26%), a reversal of the performance of last quarter. By the end of the quarter, technology once again had the largest weight in the index, followed closely by financials. Consequently, technology accounted for more than half of the performance this quarter. Other sectors with positive performance included consumer cyclicals (up 23.86%) and transportation (up 20.64%).

               Stocks showing the best performance for the quarter included Network Appliances (221.62%), Palm Inc. (165.75%), and Nvidia Corporation (143.54%). The worst-performing issues included Providian Financial (-82.38%), Global Crossing (-53.33), and Watson Pharmaceuticals (-42.62%). Enron Corporation, which was dropped from the S&P 500 Index in early December after it filed for bankruptcy protection, returned -97.03%. Stocks with the greatest positive impact on this quarter's performance included Microsoft (29.47%), Intel Corporation (53.98%), and Citigroup Inc. (25.07%). These three stocks alone contributed more than 60% of the index's return.

               Index changes were moderate for the year ending December 31, 2001, with a total of 30 new companies being added. These changes were well off the pace of 2000's 58 changes. Also noteworthy was the addition of real estate investment trusts (REITs) to the index for the first time.




               GLOBAL CROSSING WAS SOLD OUT OF THE FUND BEFORE THE END OF THE PERIOD.

               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-30.

PORTFOLIO
--------------------------------------------------------------------------------
                           HIGHLIGHTS



                --------------------------------------------
                            TOP 10 EQUITY HOLDINGS
                              (% of Net Assets)
                --------------------------------------------

                General Electric Co.                    3.8%

                Microsoft Corp.                         3.4%

                Citigroup, Inc.                         2.5%

                Exxon Mobil Corp.                       2.5%

                Pfizer, Inc.                            2.4%

                Wal-Mart Stores, Inc.                   2.4%

                American International Group, Inc.      2.0%

                Intel Corp.                             2.0%

                International Business Machines Corp.   2.0%

                Johnson & Johnson, Inc.                 1.7%

                --------------------------------------------

14

....CONTINUED
--------------------------------------------------------------------------------
                           HIGHLIGHTS


                                SECTOR ALLOCATION
                                     12/31/01


A pie chart is shown here depicting the Sector Allocation as of December 31, 2001 of the USAA S&P 500 Index Fund to be:

Financials - 17.6%; Information Technology - 17.4%; Health Care - 14.2%; Consumer Discretionary - 13.0%; Industrials - 11.2%; Consumer Staples - 8.2%; Energy - 6.3%; Telecommunication Services - 5.5%; Utilities - 3.1%; and Materials - 2.6%.



    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-30.

DISTRIBUTIONS
--------------------------------------------------------------------------------
                           to SHAREHOLDERS


USAA S&P 500 INDEX FUND

               The following per share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2001.


               -----------------------------------

               Ordinary income*            $.20611

               Long-term capital gains      .03055
                                           -------
               Total                       $.23666
                                           =======

               -----------------------------------



               100.0% of ordinary income distributions qualifies for deduction by corporations.



               * INCLUDES  DISTRIBUTION  OF SHORT-TERM  CAPITAL  GAINS,  IF ANY,
                 WHICH ARE TAXABLE AS ORDINARY INCOME.

16

INDEPENDENT
--------------------------------------------------------------------------------
                           AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS


               USAA S&P 500 INDEX FUND

               We have audited the accompanying statement of assets and liabili-ties, including the portfolio of investments, of USAA S&P 500 Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 9 to the financial statements, for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on the financial highlights.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA S&P 500 Index Fund as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

               San Antonio, Texas
               February 8, 2002

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES   SECURITY                                                     (000)
-------------------------------------------------------------------------------

             COMMON STOCK (99.1%)

   426,400   Abbott Laboratories                                     $   23,772
   232,700   ADC Telecommunications, Inc. *                               1,070
    66,000   Adobe Systems, Inc.                                          2,049
    12,400   Adolph Coors Co. "B"                                           662
    91,300   Advanced Micro Devices *                                     1,448
   153,700   AES Corp. *                                                  2,513
    40,100   Aetna US Healthcare, Inc.                                    1,323
   147,400   AFLAC, Inc.                                                  3,620
   130,400   Agilent Technologies, Inc. *                                 3,718
    64,500   Air Products & Chemicals, Inc.                               3,026
    14,500   Alberto-Culver Co. "B"                                         649
   115,300   Albertson's, Inc.                                            3,631
    86,300   Alcan, Inc.                                                  3,101
   233,300   Alcoa, Inc.                                                  8,294
    32,300   Allegheny Energy, Inc.                                       1,170
    21,900   Allegheny Technologies, Inc.                                   367
    35,600   Allergan, Inc.                                               2,672
    51,400   Allied Waste Industries, Inc. *                                723
   195,800   Allstate Corp.                                               6,598
    86,200   Alltel Corp.                                                 5,321
   111,400   Altera Corp. *                                               2,364
    27,400   Ambac Financial Group, Inc.                                  1,585
    23,000   Amerada Hess Corp.                                           1,438
    35,700   Ameren Corp.                                                 1,510
    88,500   American Electric Power Co.                                  3,852
   370,300   American Express Co.                                        13,216
    16,400   American Greetings Corp. "A"                                   226
   362,300   American Home Products Corp.                                22,231
   717,549   American International Group, Inc.                          56,973
    58,300   American Power Conversion Corp. *                              843
    30,259   Amerisource-Bergen Corp.                                     1,923
   288,400   Amgen, Inc. *                                               16,277
    41,700   AMR Corp. *                                                    924
    96,700   AmSouth Bancorp                                              1,828
    68,100   Anadarko Petroleum Corp.                                     3,871
   101,400   Analog Devices, Inc. *                                       4,501
    21,300   Andrew Corp. *                                                 466
   242,900   Anheuser-Busch Companies, Inc.                              10,982

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

 1,215,800    AOL Time Warner, Inc. *                                $   39,027
    76,300    AON Corp.                                                   2,710
    39,600    Apache Corp.                                                1,975
    94,400    Apple Computer, Inc. *                                      2,067
    57,200    Applera Corp. - Applied Biosystems Group                    2,246
   226,600    Applied Materials, Inc. *                                   9,087
    79,600    Applied Micro Circuits Corp. *                                901
   181,580    Archer-Daniels-Midland Co.                                  2,606
    18,500    Ashland, Inc.                                                 852
   971,700    AT&T Corp.                                                 17,627
   699,300    AT&T Wireless Services, Inc. *                             10,049
    14,800    AutoDesk, Inc.                                                552
   169,300    Automatic Data Processing, Inc.                             9,972
    29,600    AutoZone, Inc. *                                            2,125
    76,900    Avaya, Inc. *                                                 934
    29,500    Avery-Dennison Corp.                                        1,668
    65,000    Avon Products, Inc.                                         3,022
    88,500    Baker Hughes, Inc.                                          3,228
     7,500    Ball Corp.                                                    530
   432,100    Bank of America Corp.                                      27,201
   202,300    Bank of New York Co., Inc.                                  8,254
   320,200    Bank One Corp.                                             12,504
   147,163    Barrick Gold Corp.                                          2,347
    13,600    Bausch & Lomb, Inc.                                           512
   162,200    Baxter International, Inc.                                  8,699
   116,100    BB&T Corp.                                                  4,192
    25,800    Bear Stearn Companies, Inc.                                 1,513
    67,500    Becton, Dickinson & Co.                                     2,238
    82,800    Bed Bath & Beyond, Inc. *                                   2,807
   517,500    BellSouth Corp.                                            19,743
    14,500    Bemis Co., Inc.                                               713
    56,400    Best Buy, Inc. *                                            4,201
    30,000    Big Lots, Inc.                                                312
    42,500    Biogen, Inc. *                                              2,437
    75,200    Biomet, Inc.                                                2,324
    21,900    Black & Decker Corp.                                          826
    64,800    BMC Software, Inc. *                                        1,061
   233,700    Boeing Co.                                                  9,063
    15,400    Boise Cascade Corp.                                           524
   114,600    Boston Scientific Corp. *                                   2,764

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

   531,400    Bristol-Myers Squibb Co.                               $   27,101
    70,500    Broadcom Corp. "A" *                                        2,889
    15,200    Brown-Forman Corp. "B"                                        952
    22,300    Brunswick Corp.                                               485
   106,200    Burlington Northern Santa Fe Corp.                          3,030
    55,100    Burlington Resources, Inc.                                  2,068
    15,500    C.R. Bard, Inc.                                             1,000
    81,400    Calpine Corp. *                                             1,367
   113,700    Campbell Soup Co.                                           3,396
    55,300    Capital One Financial Corp.                                 2,983
   123,900    Cardinal Health, Inc.                                       8,011
   161,000    Carnival Corp.                                              4,521
    92,300    Caterpillar, Inc.                                           4,823
   257,710    Cendant Corp. *                                             5,054
    18,600    Centex Corp.                                                1,062
    41,000    Centurytel, Inc.                                            1,345
   375,300    Charles Schwab Corp.                                        5,806
    59,380    Charter One Financial, Inc.                                 1,612
   292,965    ChevronTexaco Corp.                                        26,253
    54,500    Chiron Corp. *                                              2,389
    46,600    Chubb Corp.                                                 3,215
    87,500    CIENA Corp. *                                               1,252
    40,300    CIGNA Corp.                                                 3,734
    42,000    Cincinnati Financial Corp.                                  1,602
    41,200    Cinergy Corp.                                               1,377
    47,200    Cintas Corp.                                                2,284
    55,600    Circuit City Stores, Inc.-Circuit City Group                1,443
 2,014,600    Cisco Systems, Inc. *                                      36,484
 1,413,100    Citigroup, Inc.                                            71,333
    87,100    Citizens Communications Co. *                                 928
    49,300    Citrix Systems, Inc *                                       1,117
   164,100    Clear Channel Communications, Inc. *                        8,354
    63,000    Clorox Co.                                                  2,492
    44,700    CMS Energy                                                  1,074
   683,000    Coca-Cola Co.                                              32,203
   116,600    Coca-Cola Enterprises, Inc.                                 2,208
   151,500    Colgate-Palmolive Co.                                       8,749
   259,500    Comcast Corp. Special Class A *                             9,342
    50,500    Comerica, Inc                                               2,894
   479,700    Compaq Computer Corp.                                       4,682

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

   161,500    Computer Associates International, Inc.                $    5,570
    47,300    Computer Sciences Corp. *                                   2,317
    97,900    Compuware Corp. *                                           1,154
    52,300    Comverse Technology, Inc. *                                 1,170
   147,500    ConAgra Foods, Inc.                                         3,506
   138,500    Concord EFS, Inc. *                                         4,540
    70,400    Conexant Systems, Inc. *                                    1,011
   174,200    Conoco, Inc.                                                4,930
    85,300    Conseco, Inc. *                                               380
    63,400    Consolidated Edison, Inc.                                   2,559
    46,900    Constellation Energy Group, Inc.                            1,245
    50,900    Convergys Corp. *                                           1,908
    27,100    Cooper Industries, Inc.                                       946
    18,500    Cooper Tire & Rubber Co.                                      295
   269,400    Corning, Inc.                                               2,403
   123,400    Costco Wholesale Corp. *                                    5,476
    35,600    Countrywide Credit Industries, Inc.                         1,459
    15,400    Crane Co.                                                     395
    59,400    CSX Corp.                                                   2,082
    13,300    Cummins, Inc.                                                 513
   107,700    CVS Corp.                                                   3,188
    38,900    Dana Corp.                                                    540
    41,500    Danaher Corp.                                               2,503
    31,300    Darden Restaurants, Inc.                                    1,108
    63,900    Deere & Co.                                                 2,790
   716,800    Dell Computer Corp. *                                      19,483
   149,700    Delphi Automotive Systems                                   2,045
    34,000    Delta Air Lines, Inc.                                         995
    18,700    Deluxe Corp.                                                  778
    34,600    Devon Energy Corp.                                          1,337
    23,700    Dillard's, Inc. "A"                                           379
    88,900    Dollar General Corp.                                        1,325
    71,600    Dominion Resources, Inc.                                    4,303
    55,600    Dover Corp.                                                 2,061
   251,800    Dow Chemical Co.                                            8,506
    23,000    Dow Jones & Co., Inc.                                       1,259
    43,300    DTE Energy Co.                                              1,816
   281,600    Du Pont (EI) De Nemours & Co.                              11,971
   213,200    Duke Energy Corp.                                           8,370
    87,100    Dynegy, Inc.                                                2,221

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    21,200    Eastman Chemical Co.                                   $      827
    82,200    Eastman Kodak Co.                                           2,419
    20,800    Eaton Corp.                                                 1,548
    34,100    Ecolab, Inc.                                                1,373
    96,000    Edison International, Inc. *                                1,450
   139,100    El Paso Corp.                                               6,205
   130,600    Electronic Data Systems Corp.                               8,953
   308,800    Eli Lilly & Co.                                            24,253
   611,500    EMC Corp. *                                                 8,219
   117,000    Emerson Electric Co.                                        6,681
    34,700    Engelhard Corp.                                               960
    58,100    Entergy Corp.                                               2,272
    31,800    EOG Resources, Inc.                                         1,244
    38,100    Equifax, Inc.                                                 920
   112,700    Equity Office Properties Trust                              3,390
    74,200    Equity Residential Properties Trust                         2,130
    85,600    Exelon Corp.                                                4,099
 1,878,800    Exxon Mobil Corp.                                          73,837
    49,700    Family Dollar Stores, Inc.                                  1,490
   274,400    Fannie Mae                                                 21,815
    52,900    Federated Department Stores, Inc. *                         2,164
    81,900    FedEx Corp. *                                               4,249
   160,500    Fifth Third Bancorp                                         9,884
   104,800    First Data Corp.                                            8,222
    84,850    FirstEnergy Corp.                                           2,968
    51,400    Fiserv, Inc. *                                              2,175
   287,000    FleetBoston Financial Corp.                                10,475
    20,500    Fluor Corp.-New *                                             767
   506,200    Ford Motor Co.                                              7,957
    47,600    Forest Laboratories, Inc. *                                 3,901
    40,800    Fortune Brands, Inc.                                        1,615
    50,800    FPL Group, Inc.                                             2,865
    71,000    Franklin Resources, Inc.                                    2,504
   191,900    Freddie Mac                                                12,550
    37,900    Freeport-McMoRan Copper & Gold, Inc. "B" *                    507
    72,700    Gannett Co., Inc.                                           4,888
   235,800    Gap, Inc.                                                   3,287
    87,600    Gateway, Inc. *                                               704
    56,700    General Dynamics Corp.                                      4,516
 2,726,600    General Electric Co.                                      109,282

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

   100,000    General Mills, Inc.                                    $    5,201
   154,100    General Motors Corp.                                        7,489
    45,000    Genuine Parts Co.                                           1,652
    57,800    Genzyme Corp.-General Division *                            3,460
    60,800    Georgia-Pacific Corp.                                       1,679
   289,800    Gillette Co.                                                9,679
    45,500    Golden West Financial Corp.                                 2,678
    28,000    Goodrich Corp.                                                745
    44,800    Goodyear Tire & Rubber Co.                                  1,067
    13,100    Great Lakes Chemical Corp.                                    318
    83,400    Guidant Corp. *                                             4,153
    53,400    H&R Block, Inc.                                             2,387
    97,200    H.J. Heinz Co.                                              3,997
   117,900    Halliburton Co.                                             1,544
    83,100    Harley-Davidson, Inc.                                       4,513
    31,600    Harrah's Entertainment, Inc. *                              1,170
    62,900    Hartford Financial Services Group, Inc.                     3,952
    44,000    Hasbro, Inc.                                                  714
   141,500    HCA, Inc.                                                   5,453
    68,300    Health Management Associates, Inc. "A" *                    1,257
   109,500    HEALTHSOUTH Corp. *                                         1,623
    27,700    Hercules, Inc. *                                              277
    36,000    Hershey Foods Corp.                                         2,437
   532,800    Hewlett-Packard Co.                                        10,944
   101,400    Hilton Hotels Corp.                                         1,107
   643,600    Home Depot, Inc.                                           32,830
   222,300    Honeywell International, Inc.                               7,518
   125,700    Household International, Inc.                               7,283
    43,200    Humana, Inc. *                                                509
    75,500    Huntington Bancshares, Inc.                                 1,298
    83,700    Illinois Tool Works, Inc.                                   5,668
   152,300    Immunex Corp. *                                             4,220
    85,100    IMS Health, Inc.                                            1,660
    49,400    Inco Ltd *                                                    837
    46,100    Ingersoll-Rand Co.                                          1,927
 1,843,500    Intel Corp.                                                57,978
   473,100    International Business Machines Corp.                      57,226
    25,000    International Flavors & Fragrances, Inc.                      743
    19,999    International Game Technology, Inc. *                       1,366
   132,400    International Paper Co.                                     5,342
   104,700    Interpublic Group of Companies, Inc.                        3,093

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    57,000    Intuit, Inc. *                                         $    2,437
    22,800    ITT Industries, Inc.                                        1,151
    77,800    J.C. Penney Co., Inc.                                       2,093
   541,900    J.P. Morgan Chase & Co.                                    19,698
    50,900    Jabil Circuit, Inc. *                                       1,156
   375,400    JDS Uniphase Corp. *                                        3,277
    42,000    Jefferson-Pilot Corp.                                       1,943
    84,700    John Hancock Financial Services, Inc.                       3,498
   842,500    Johnson & Johnson, Inc.                                    49,792
    24,000    Johnson Controls, Inc.                                      1,938
    31,739    Jones Apparel Group, Inc. *                                 1,053
    15,600    KB Home                                                       626
   111,600    Kellogg Co.                                                 3,359
    27,500    Kerr McGee Corp.                                            1,507
   111,400    KeyCorp                                                     2,711
    36,500    Keyspan Corp.                                               1,265
   144,200    Kimberly-Clark Corp.                                        8,623
    30,600    Kinder Morgan, Inc.                                         1,704
    65,800    King Pharmaceuticals, Inc. *                                2,772
    50,400    KLA-Tencor Corp. *                                          2,498
   141,300    Kmart Corp. *                                                 771
    19,500    Knight Ridder, Inc.                                         1,266
    91,200    Kohls Corp. *                                               6,424
   227,000    Kroger Co. *                                                4,737
    50,500    Leggett & Platt, Inc.                                       1,162
    66,300    Lehman Brothers Holdings, Inc.                              4,429
    34,700    Lexmark International Group, Inc. *                         2,047
   123,000    Limited, Inc.                                               1,811
    52,000    Lincoln National Corp.                                      2,526
    86,900    Linear Technology Corp.                                     3,393
    14,100    Liz Claiborne, Inc.                                           701
   123,400    Lockheed Martin Corp.                                       5,759
    52,600    Loews Corp.                                                 2,913
    27,700    Louisiana-Pacific Corp.                                       234
   214,300    Lowe's Companies, Inc.                                      9,946
   101,200    LSI Logic Corp. *                                           1,597
   947,300    Lucent Technologies, Inc.                                   5,959
    31,300    Manor Care, Inc. *                                            742
    66,200    Marriott International, Inc. "A"                            2,691

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    75,400    Marsh & McLennan Companies, Inc.                       $    8,102
   126,000    Masco Corp.                                                 3,087
   114,000    Mattel, Inc.                                                1,961
    88,700    Maxim Integrated Products, Inc. *                           4,658
    82,200    May Department Stores Co.                                   3,040
    19,800    Maytag Corp.                                                  614
    40,700    MBIA, Inc.                                                  2,183
   233,900    MBNA Corp.                                                  8,233
    15,600    McDermott International, Inc. *                               191
   353,000    McDonald's Corp.                                            9,344
    53,100    McGraw-Hill Companies, Inc.                                 3,238
    78,800    McKesson Corp.                                              2,947
    26,600    Mead Corp.                                                    822
    61,500    MedImmune, Inc. *                                           2,851
   332,500    Medtronic, Inc.                                            17,027
   129,200    Mellon Financial Corp.                                      4,861
   624,700    Merck & Co., Inc.                                          36,732
    21,700    Mercury Interactive Corp. *                                   737
    12,800    Meredith Corp.                                                456
   231,200    Merrill Lynch & Co., Inc.                                  12,050
   199,000    MetLife, Inc.                                               6,304
    28,000    MGIC Investment Corp.                                       1,728
   164,600    Micron Technology, Inc. *                                   5,103
 1,479,200    Microsoft Corp. *                                          98,027
    14,200    Millipore Corp.                                               862
   107,700    Minnesota Mining & Manufacturing Co.                       12,731
   110,064    Mirant Corp. *                                              1,763
    57,700    Molex, Inc.                                                 1,786
    42,200    Moody's Corp.                                               1,682
   301,200    Morgan Stanley Dean Witter & Co.                           16,849
   617,800    Motorola, Inc.                                              9,279
    38,700    Nabors Industries, Inc. *                                   1,329
   159,500    National City Corp.                                         4,664
    46,300    National Semiconductor Corp. *                              1,426
    15,500    Navistar International Corp. *                                612
    28,700    NCR Corp. *                                                 1,058
    88,200    Network Appliance, Inc. *                                   1,929
    42,600    New York Times Co. "A"                                      1,842
    77,000    Newell Rubbermaid, Inc.                                     2,123
    50,400    Newmont Mining Corp.                                          963

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

   217,200    Nextel Communications, Inc. "A" *                      $    2,381
    41,300    Niagara Mohawk Holdings, Inc. *                               732
    11,800    NICOR, Inc.                                                   491
    73,800    Nike, Inc. "B"                                              4,151
    55,000    NiSource, Inc.                                              1,268
    36,300    Noble Drilling Corp. *                                      1,236
    42,900    Nordstrom, Inc.                                               868
   100,500    Norfolk Southern Corp.                                      1,842
   887,300    Nortel Networks Corp.                                       6,655
    61,000    Northern Trust Corp.                                        3,673
    24,800    Northrop Grumman Corp.                                      2,500
    84,700    Novell, Inc. *                                                389
    38,000    Novellus Systems. Inc. *                                    1,499
    21,300    Nucor Corp.                                                 1,128
    39,100    Nvidia Corp. *                                              2,616
   105,200    Occidental Petroleum Corp.                                  2,791
    79,900    Office Depot, Inc. *                                        1,481
    49,800    Omnicom Group, Inc.                                         4,450
 1,527,500    Oracle Corp. *                                             21,095
   106,300    PG&E Corp. *                                                2,045
    23,200    Paccar, Inc.                                                1,522
    42,600    Pactiv Corp. *                                                756
    32,200    Pall Corp.                                                    775
   144,400    Palm, Inc. *                                                  560
    70,200    Parametric Technology Corp. *                                 548
    30,400    Parker-Hannifin Corp.                                       1,396
   102,800    Paychex, Inc.                                               3,602
     9,100    Peoples Energy Corp.                                          345
    84,300    PeopleSoft, Inc. *                                          3,389
    78,000    Pepsi Bottling Group, Inc.                                  1,833
   480,500    PepsiCo, Inc.                                              23,396
    26,800    PerkinElmer, Inc.                                             939
 1,726,700    Pfizer, Inc.                                               68,809
   354,100    Pharmacia Corp.                                            15,102
    21,400    Phelps Dodge Corp.                                            693
   595,100    Philip Morris Companies, Inc.                              27,285
   104,660    Phillips Petroleum Co.                                      6,307
    21,800    Pinnacle West Capital Corp.                                   912
    67,000    Pitney Bowes, Inc.                                          2,520
   103,800    Placer Dome, Inc.                                           1,132

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USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    45,400    PMC-Sierra, Inc. *                                     $      965
    80,600    PNC Financial Services Group                                4,530
    20,000    Power-One, Inc. *                                             208
    45,200    PPG Industries, Inc.                                        2,338
    38,000    PPL Corp.                                                   1,324
    46,200    Praxair, Inc.                                               2,553
   355,800    Procter & Gamble Co.                                       28,154
    57,400    Progress Energy, Inc.                                       2,585
    20,100    Progressive Corp.                                           3,001
    75,800    Providian Financial Corp.                                     269
    57,000    Public Service Enterprise Corp.                             2,405
    16,700    Pulte Homes, Inc.                                             746
    24,300    QLogic Corp. *                                              1,082
   210,600    QUALCOMM, Inc. *                                           10,635
    30,700    Quintiles Transnational Corp. *                               494
   460,900    Qwest Telecommunications International, Inc.                6,513
    31,500    R.R. Donnelley & Sons, Co.                                    935
    49,800    RadioShack Corp.                                            1,499
   104,100    Raytheon Co.                                                3,380
    15,600    Reebok International Ltd. *                                   413
    58,700    Regions Financial Corp.                                     1,763
    79,900    Reliant Energy, Inc.                                        2,119
    49,600    Robert Half International, Inc. *                           1,324
    46,800    Rockwell Collins                                              913
    54,000    Rockwell International Corp.                                  964
    59,000    Rohm & Haas Co.                                             2,043
    28,300    Rowan Companies, Inc. *                                       548
   583,400    Royal Dutch Petroleum Co.                                  28,598
    18,700    Ryder Systems, Inc.                                           414
    35,800    Sabre Group Holdings, Inc. *                                1,516
    38,100    Safeco Corp.                                                1,187
   136,500    Safeway, Inc. *                                             5,699
   149,900    Sanmina SCI-Corp. *                                         2,983
    31,300    Sapient Corp. *                                               242
   215,100    Sara Lee Corp.                                              4,782
   923,300    SBC Communications, Inc.                                   36,166
   402,100    Schering Plough Corp.                                      14,399
   158,100    Schlumberger Ltd. N.V.                                      8,688
    43,300    Scientific-Atlanta, Inc.                                    1,037
    22,300    Sealed Air Corp. *                                            910

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    88,600    Sears, Roebuck & Co.                                   $    4,221
    54,900    Sempra Energy                                               1,348
    41,800    Sherwin-Williams Co.                                        1,150
   129,500    Siebel Systems, Inc. *                                      3,623
    20,300    Sigma-Aldrich Corp.                                           800
    15,300    Snap-On, Inc.                                                 515
   188,100    Solectron Corp. *                                           2,122
   190,900    Southern Co.                                                4,839
    98,100    SouthTrust Corp.                                            2,420
   213,400    Southwest Airlines Co.                                      3,944
   248,400    Sprint Corp. (FON Group)                                    4,988
   275,100    Sprint Corp. (PCS Group) *                                  6,715
    24,300    St. Jude Medical, Inc. *                                    1,887
    56,400    St. Paul Companies, Inc.                                    2,480
    22,500    Stanley Works                                               1,048
   133,900    Staples, Inc. *                                             2,504
   107,200    Starbucks Corp. *                                           2,042
    53,600    Starwood Hotels & Resorts Worldwide, Inc.                   1,600
    90,100    State Street Corp.                                          4,708
    61,600    Stilwell Financial, Inc.                                    1,677
    54,000    Stryker Corp.                                               3,152
   890,300    Sun Microsystems, Inc. *                                   10,986
    24,800    Sunoco, Inc.                                                  926
    79,300    SunTrust Banks, Inc.                                        4,972
    42,800    SUPERVALU, Inc.                                               947
    61,400    Symbol Technologies, Inc.                                     975
    75,400    Synovus Financial Corp.                                     1,889
   183,000    SYSCO Corp.                                                 4,798
    36,300    T. Rowe Price Group, Inc.                                   1,261
   250,700    Target Corp.                                               10,291
    37,100    Teco Energy, Inc.                                             974
    24,700    Tektronix, Inc. *                                             637
   109,400    Tellabs, Inc. *                                             1,644
    12,700    Temple Inland, Inc.                                           720
    89,400    Tenet Healthcare Corp. *                                    5,250
    46,600    Teradyne, Inc. *                                            1,405
   480,700    Texas Instruments, Inc.                                    13,460
    38,800    Textron, Inc.                                               1,609
    46,000    Thermo Electron Corp. *                                     1,098
    19,700    Thomas & Betts Corp.                                          417

28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES    SECURITY                                                    (000)
-------------------------------------------------------------------------------

    39,100    Tiffany & Co.                                          $    1,230
    74,900    TJX Companies, Inc.                                         2,986
    29,700    TMP Worldwide, Inc. *                                       1,274
    33,600    Torchmark Corp.                                             1,321
    53,000    Toys 'R' Us, Inc. *                                         1,099
    83,500    Transocean Sedco Forex, Inc.                                2,824
    84,900    Tribune Co.                                                 3,178
    39,300    Tricon Global Restaurants, Inc. *                           1,934
    34,700    TRW, Inc.                                                   1,285
    14,700    Tupperware Corp.                                              283
    75,200    TXU Corp.                                                   3,546
   548,000    Tyco International Ltd.                                    32,277
   157,000    Unilever N.V.                                               9,045
    69,500    Union Pacific Corp.                                         3,962
    35,100    Union Planters Corp.                                        1,584
    84,100    Unisys Corp. *                                              1,055
   128,700    United Technologies Corp.                                   8,318
    85,100    UnitedHealth Group, Inc.                                    6,023
    59,900    Univision Communications, Inc. *                            2,424
    62,700    Unocal Corp.                                                2,262
    64,700    UnumProvident Corp.                                         1,715
    17,300    US Airways Group, Inc. *                                      110
   539,900    U.S. Bancorp                                               11,300
    43,000    USA Education, Inc.                                         3,613
    41,900    UST, Inc.                                                   1,467
    85,000    USX Marathon Group                                          2,550
    24,300    USX-US Steel Group, Inc.                                      440
    30,100    V.F. Corp.                                                  1,174
   110,100    Veritas Software Corp. *                                    4,935
   745,600    Verizon Communications, Inc.                               35,386
   487,000    Viacom, Inc. "B" *                                         21,501
    34,100    Visteon Corp.                                                 513
    50,800    Vitesse Semiconductor Corp. *                                 633
    26,500    Vulcan Materials Co.                                        1,270
    26,800    W.W. Grainger, Inc.                                         1,286
   373,800    Wachovia Corp.                                             11,722
 1,224,100    Wal-Mart Stores, Inc.                                      70,447
   280,200    Walgreen Co.                                                9,432
   559,900    Walt Disney Co.                                            11,601
   240,600    Washington Mutual, Inc.                                     7,868

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES   SECURITY                                                     (000)
-------------------------------------------------------------------------------

   174,400   Waste Managment, Inc.                                   $    5,565
    36,500   Waters Corp. *                                               1,414
    29,900   Watson Pharmaceuticals *                                       939
    17,100   Wellpoint Health Networks, Inc. *                            1,998
   465,600   Wells Fargo & Co.                                           20,230
    30,200   Wendy's International, Inc.                                    881
    27,000   Westvaco Corp.                                                 768
    58,700   Weyerhaeuser Co.                                             3,174
    20,100   Whirlpool Corp.                                              1,474
    30,800   Williamette Industries, Inc.                                 1,605
   146,600   Williams Companies, Inc.                                     3,741
    35,900   Winn Dixie Stores, Inc.                                        512
    59,900   Wm. Wrigley, Jr. Co.                                         3,077
   798,400   WorldCom, Inc.-WorldCom Group *                             11,241
    23,400   Worthington Industries, Inc.                                   332
    97,400   Xcel Energy, Inc.                                            2,702
   190,900   Xerox Corp.                                                  1,989
    91,100   Xilinx, Inc. *                                               3,557
    36,500   XL Capital Ltd. "A"                                          3,335
   163,200   Yahoo!, Inc. *                                               2,895
    55,700   Zimmer Holdings, Inc. *                                      1,701
    27,200   Zions Bancorp                                                1,430
-------------------------------------------------------------------------------
             Total common stock (Cost: $2,807,895)                    2,874,774
-------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT                                                               MARKET
    (000)/                                                                VALUE
    SHARES   SECURITY                                                     (000)
-------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.8%)

    $5,120   U.S. Treasury Bill, 1.52%, 1/24/2002a                        5,115
18,908,178   BT Institutional Cash Management Fund                       18,908
-------------------------------------------------------------------------------
             Total money market instruments (Cost: $24,023)              24,023
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS (COST: $2,831,918)                    $2,898,797
===============================================================================

30

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

             Pharmaceuticals                                    10.1%
             Diversified Financial Services                      6.8
             Banks                                               5.8
             Industrial Conglomerates                            5.4
             Integrated Oil & Gas                                5.1
             Integrated Telecommunication Services               4.8
             Systems Software                                    4.6
             Semiconductors                                      3.8
             Computer Hardware                                   3.7
             General Merchandise Stores                          3.1
             Movies & Entertainment                              2.5
             Electric Utilities                                  2.4
             Multi-Line Insurance                                2.2
             Soft Drinks                                         2.1
             Household Products                                  1.7
             Health Care Equipment                               1.6
             Aerospace & Defense                                 1.5
             Home Improvement Retail                             1.5
             Telecommunication Equipment                         1.5
             Networking Equipment                                1.3
             Packaged Foods                                      1.3
             Biotechnology                                       1.1
             Data Processing Services                            1.0
             Tobacco                                             1.0
             Other                                              24.0
                                                                ----
             Total                                              99.9%
                                                                ====

NOTES
--------------------------------------------------------------------------------
                           to Portfolio of INVESTMENTS


USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Portion of security is segregated as collateral for futures contracts.

         * Non-income-producing security.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001

ASSETS

   Investment in securities, at market value (identified
     cost of $2,831,918)                                             $2,898,797
   Cash                                                                     546
   Receivables:
      Capital shares sold                                                 3,952
      Dividends and interest                                              2,974
      Securities sold                                                       486
                                                                     ----------
         Total assets                                                 2,906,755
                                                                     ----------

LIABILITIES

   Securities purchased                                                   1,415
   Payable for capital shares redeemed                                    2,472
   USAA Investment Management Company                                       249
   USAA Transfer Agent Company                                              180
   Variation margin                                                         214
   Accounts payable and accrued expenses                                     74
                                                                     ----------
         Total liabilities                                                4,604
                                                                     ----------
            Net assets applicable to capital shares outstanding      $2,902,151
                                                                     ==========

REPRESENTED BY:

   Paid-in capital                                                   $2,855,894
   Accumulated undistributed net investment income                          725
   Accumulated net realized loss on investments and
      futures contracts                                                 (21,546)
   Net unrealized appreciation on investments and futures
      contracts                                                          67,078
                                                                     ----------
         Net assets applicable to capital shares outstanding         $2,902,151
                                                                     ==========
   Capital shares outstanding                                           168,100
                                                                     ==========
   Authorized shares of $.01 par value                                  375,000
                                                                     ==========
   Net asset value, redemption price, and offering price per share   $    17.26
                                                                     ==========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of OPERATIONS
                           (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2001

                                                             JANUARY 1, 2001, TO  AUGUST 13, 2001, TO
                                                                AUGUST 12, 2001*    DECEMBER 31, 2001        TOTAL
                                                             -----------------------------------------------------
NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $25)           $       -              $ 15,063         $  15,063
      Interest                                                           -                   553               553
      Dividends allocated from Equity 500 Index Portfolio           22,295                     -            22,295
      Interest allocated from Equity 500 Index Portfolio             1,419                     -             1,419
                                                             -----------------------------------------------------
         Total investment income                                    23,714                15,616            39,330
                                                             -----------------------------------------------------
   Expenses:
      Advisory fees                                                      -                 1,083             1,083
      Administration fees                                              318                  (318)                -
      Transfer agent fees                                            1,495                   983             2,478
      Custodian's fees                                                  24                    12                36
      Postage                                                          235                   148               383
      Shareholder reporting fees                                       147                    92               239
      Directors' fees                                                    2                     1                 3
      Registration fees                                                 44                    13                57
      Professional fees                                                 45                    29                74
      Other                                                             16                    10                26
      Expenses allocated from Equity 500 Index Portfolio               996                     -               996
                                                             -----------------------------------------------------
         Total expenses                                              3,322                 2,053             5,375
      Expenses reimbursed                                                -                  (104)             (104)
                                                             -----------------------------------------------------
         Net expenses                                                3,322                 1,949             5,271
                                                             -----------------------------------------------------
            Net investment income                                   20,392                13,667            34,059
                                                             -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain (loss) from investment transactions           103,157               (23,798)           79,359
   Net realized loss from futures transactions                      (1,830)               (2,397)           (4,227)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                        (379,717)              (57,509)         (437,226)
                                                             -----------------------------------------------------
            Net realized and unrealized loss on
                 investments and futures contracts                (278,390)              (83,704)         (362,094)
                                                             -----------------------------------------------------
Decrease in net assets from operations                           $(257,998)             $(70,037)        $(328,035)
                                                             =====================================================


 * DATE FUND SEPARATED FROM THE EQUITY 500 INDEX PORTFOLIO (SEE NOTE 1)


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

STATEMENTS
--------------------------------------------------------------------------------
                           of Changes in NET ASSETS
                           (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2001
                                                             2001          2000
                                                       ------------------------
FROM OPERATIONS

   Net investment income                               $   34,059    $   34,663
   Net realized gain from investment
      and futures transactions                             75,132       478,204
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts               (437,226)     (830,601)
                                                       ------------------------
         Decrease in net assets from operations          (328,035)     (317,734)
                                                       ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                  (33,156)      (35,438)
                                                       ------------------------
   Net realized gains                                      (5,189)      (95,820)
                                                       ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                              925,061     1,626,191
   Reinvested dividends                                    24,672        93,646
   Cost of shares redeemed                               (666,707)   (1,481,823)
                                                       ------------------------
      Increase in net assets from capital share
         transactions                                     283,026       238,014
                                                       ------------------------
Net decrease in net assets                                (83,354)     (210,978)

NET ASSETS

   Beginning of period                                  2,985,505     3,196,483
                                                       ------------------------
   End of period                                       $2,902,151    $2,985,505
                                                       ========================
Accumulated undistributed (overdistributed)
   net investment income:
   End of period                                       $      725    $     (174)
                                                       ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                             53,256        73,068
   Shares issued for reinvested dividends                   1,459         4,558
   Shares redeemed                                        (36,599)      (67,069)
                                                       ------------------------
      Increase in shares outstanding                       18,116        10,557
                                                       ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements


USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. Effective August 13, 2001, USAA Investment Management Company (the Manager) retained Deutsche Asset Management, Inc. (Deutsche) to serve as subadviser for the Fund. Deutsche is responsible for investing the Fund's assets. Under normal market conditions, Deutsche attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         Prior to August 13, 2001, the Fund operated in a master-feeder structure and invested all of its investable assets in the Equity 500 Index Portfolio (the Portfolio), a separately registered investment company advised by Deutsche Asset Management, Inc. (Deutsche) with a substantially similar investment objective as the Fund. On the date of separation from the Portfolio, the Fund received its pro rata share of securities owned by the Portfolio, based on the Fund's net assets relative to the total net assets of the Portfolio.

36

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

            B. FUTURES  CONTRACTS  - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


               the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

            C. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital by $98,005,000, decrease undistributed net investment income by $4,000, and decrease accumulated net realized gain on investments by $98,001,000.

            D. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

38

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


               Prior to August 13, 2001, investment gain or loss, dividend and interest income, and income from amortization of discounts and premiums were received by the Fund as a pro rata share of the Portfolio's gain or loss and income. In addition, the Fund received a pro rata share of the Portfolio's expenses, as well as accruing its own expenses.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


         plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended December 31, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $19,283,000, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period August 13, 2001 (separation date from the Portfolio), through December 31, 2001, were $214,437,000 and $63,144,000, respectively. The Fund's pro rata share of the Porfolio's cost of purchases and proceeds from sales of securities for the period of January 1, 2001, through August 12, 2001, was $163,613,000 and $322,897,000, respectively.

         The cost of securities at December 31, 2001, for federal income tax purposes, was $2,833,981. Gross unrealized appreciation and depreciation of investments at December 31, 2001, for federal tax purposes, were $346,940,000 and $281,925,000, respectively.

40

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. ADVISORY  FEES - The Manager  carries  out the Fund's  investment policies and provides oversight of the management of the Fund's portfolio. Effective August 13, 2001, the Fund began paying the Manager an advisory fee computed at an annualized rate of 0.10% of its average net assets, accrued daily and paid monthly. Prior to August 13, 2001, while the Fund operated in a master-feeder structure, the Fund paid an advisory fee to the Portfolio computed at an annualized rate of 0.05% of the Fund's monthly average net assets and did not pay the Manager an advisory fee.

               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.18% of its annual average net assets through April 30, 2002, and accordingly has waived a portion of the Fund's fees and expenses.

               Effective August 13, 2001, the Manager retained Deutsche to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Deutsche receives a fee from the Manager at an annual rate equal to 0.02% of the Fund's average daily net assets on amounts up to $2.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $4 billion.

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


            B. ADMINISTRATIVE FEES - The Fund has entered into an administration agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee, which on an annual basis is equal to the lesser of 0.06% of the average daily net assets of the Fund or the amount that brings the total Fund annual operating expenses up to 0.18% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $20 per shareholder account plus out-of-pocket expenses.

            D. UNDERWRITING   AGREEMENT   -  The  Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

            E. ACCOUNT  MAINTENANCE  FEE - SAS  assesses  a $10  annual  account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

42

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2001, the Association and its affiliates owned 53,564,000 shares (31.9%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at December 31, 2001, is as follows:

                                                           MARKET    UNREALIZED
         TYPE OF FUTURE  EXPIRATION  CONTRACTS  POSITION    VALUE   APPRECIATION
         -----------------------------------------------------------------------

         S&P 500 Index   March 2002      80       Long   $22,984,000  $199,000
          Futures

         At December 31, 2001, the Fund segregated securities with a value of $1,149,000 to cover margin requirements on open futures contracts.

(8) SEPARATION FROM EQUITY 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

         The separation of the Fund from the Portfolio on August 13, 2001, was treated as a tax-free transaction for federal income tax purposes. In connection with this separation, an adjustment was made to decrease the cost of investments in securities and decrease paid-in capital by $183,100,000.

NOTES
--------------------------------------------------------------------------------
                           to FINANCIAL Statements
                           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2001


(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED DECEMBER 31,
                                   ------------------------------------------------------------
                                       2001         2000        1999         1998        1997
                                   ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
   beginning of period             $    19.91   $    22.92   $    19.27   $    15.16   $  11.57
Net investment income                     .21          .23          .25          .21        .21
Net realized and unrealized gain
   (loss) on investments and
   futures transactions                 (2.62)       (2.33)        3.71         4.11       3.59
Distributions from net
   investment income                     (.21)        (.24)        (.26)        (.21)      (.21)
Distributions of realized
   capital gains                         (.03)        (.67)        (.05)          -           -
                                   ------------------------------------------------------------
Net asset value at end of period   $    17.26   $    19.91   $    22.92   $    19.27   $  15.16
                                   ============================================================
Total return (%)*                      (12.09)       (9.27)       20.67        28.62      33.03
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)  $2,902,151   $2,985,505   $3,196,483   $1,855,855   $630,619
Ratios to average net assets:
   Net investment income (%)             1.19         1.06         1.25         1.40       1.64
   Expenses after waivers (%)**           .18(a)       .18(a)       .18(a)       .18(a)     .18
   Expenses before waivers (%)**          .19          .18          .18          .20        .25
Portfolio turnover (%)(b)                  14           28           13            4         19


  * Assumes reinvestment of all dividend income and capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** Includes expenses of the Equity 500 Index Portfolio through August 12, 2001.
(a) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio did not exceed 0.18% of the Fund's annual average net assets. Effective August 13, 2001, the Manager has voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets.
(b) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the conversion date and the Fund's purchases and sales subsequent to the conversion date.


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

DIRECTORS'
--------------------------------------------------------------------------------
                           INFORMATION


DIRECTORS AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

               The Board of Directors of the Company consists of eight Directors and five officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

               Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

               If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).


INTERESTED DIRECTORS1
--------------------------------------------------------------------------------

               ROBERT G. DAVIS 2
               Director and Chairman of the Board of Directors
               Age: 55

               President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman

DIRECTORS'
--------------------------------------------------------------------------------


               of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc.
               (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.


               CHRISTOPHER W. CLAUS 2
               Director, President, and  Vice Chairman of the Board of Directors
               Age: 41

               President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


               DAVID G. PEEBLES 4
               Director and Vice President
               Age: 62

               Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.

46

....CONTINUED
--------------------------------------------------------------------------------
                           INFORMATION


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

               BARBARA B. DREEBEN 3, 4, 5
               200 Patterson #1008, San Antonio, TX 78209
               Director
               Age: 56

               President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


               ROBERT L. MASON, PH.D. 3, 4, 5
               12823 Queens Forest, San Antonio, TX 78230
               Director
               Age: 55

               Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research
               Institute (8/75-9/98), a nonprofit organization that focuses on scientific research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


               MICHAEL F. REIMHERR 3, 4, 5
               128 East Arrowhead, San Antonio, TX 78228
               Director
               Age: 56

               President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

....CONTINUED
--------------------------------------------------------------------------------

               RICHARD A. ZUCKER 2, 3, 4, 5
               407 Arch Bluff, San Antonio, TX 78216
               Director
               Age: 58

               Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


               LAURA T. STARKS, Ph.D. 3, 4, 5
               5405 Ridge Oak Drive, Austin, TX 78731-5405
               Director
               Age: 52

               Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94- 9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.




               1 INDICATES THOSE  DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT
                 MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               2 MEMBER OF EXECUTIVE COMMITTEE

               3 MEMBER OF AUDIT COMMITTEE

               4 MEMBER OF PRICING AND INVESTMENT COMMITTEE

               5 MEMBER OF CORPORATE GOVERNANCE COMMITTEE

48

....CONTINUED
--------------------------------------------------------------------------------
                           INFORMATION


         The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2001.

--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
    NAME                    AGGREGATE COMPENSATION            FROM THE USAA
 OF DIRECTOR                   FROM THE COMPANY             FAMILY OF FUNDS(B)
--------------------------------------------------------------------------------

 INTERESTED DIRECTOR

 Robert G. Davis                  None (a)                       None (a)

 Christopher W. Claus             None (a)                       None (a)

 David G. Peebles                 None (a)                       None (a)

 Michael J. C. Roth (c)           None (a)                       None (a)


 NON-INTERESTED DIRECTOR

 Barbara B. Dreeben               $ 9,750                       $ 39,000

 Robert L. Mason                  $ 9,750                       $ 39,000

 Michael F. Reimherr              $ 9,750                       $ 39,000

 Laura T. Starks                  $ 9,750                       $ 39,000

 Richard A. Zucker                $ 9,750                       $ 39,000

--------------------------------------------------------------------------------

               (A) ROBERT G. DAVIS,  CHRISTOPHER W. CLAUS,  AND DAVID G. PEEBLES
                   ARE AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS. PRIOR TO HIS RETIREMENT ON FEBRUARY 12, 2001, MICHAEL J. C. ROTH WAS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER AND RECEIVED NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

               (B) AT DECEMBER 31, 2001,  THE USAA FAMILY OF FUNDS  CONSISTED OF
                   FOUR REGISTERED INVESTMENT COMPANIES OFFERING 41 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS. IN ADDITION, MICHAEL J. C. ROTH SERVED AS A TRUSTEE OF USAA LIFE INVESTMENT TRUST, A REGISTERED INVESTMENT COMPANY ADVISED BY IMCO, CONSISTING OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY. MR. ROTH RECEIVED NO COMPENSATION AS TRUSTEE OF USAA LIFE INVESTMENT TRUST.

               (C) EFFECTIVE  FEBRUARY 12, 2001, MICHAEL J. C. ROTH RETIRED FROM
                   THE BOARD OF DIRECTORS.

....CONTINUED
--------------------------------------------------------------------------------


INTERESTED OFFICERS1
--------------------------------------------------------------------------------

               KENNETH E. WILLMANN
               Vice President
               Age: 55

               Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


               MICHAEL D. WAGNER
               Secretary
               Age: 53

               Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


               MARK S. HOWARD
               Assistant Secretary
               Age: 38

               Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Network, Inc.; the USAA family of funds consisting of four registered investment companies

50

....CONTINUED
--------------------------------------------------------------------------------
                           INFORMATION


               offering 41 individual Funds at December 31, 2001; and for USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


               DAVID M. HOLMES
               Treasurer
               Age: 41

               Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA
               Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.


               ROBERTO GALINDO, JR.
               Assistant Treasurer
               Age: 41

               Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001.




               1 INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA  INVESTMENT
                 MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   Bankers Trust Company
                                130 Liberty Street
                                New York, New York 10006

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

                                                                    Recycled
                                                                      Paper

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